Loans And Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Disclosure of Detailed Information About Borrowings Explanatory
The carrying value of loans and borrowings by entities controlled by the Company are as follows. Note 17(b) includes the reconciliation of cash flows associated with borrowing activities.

	June 30, 2022	December 31, 2021
Term loan (a)	$ 6,623,292	$ 9,275,683

Promissory notes (b)	19,342,593	—

Nations Interbanc facility 1	2,975,021	2,639,143

Debenture payable to Industry Canada	—	26,412

Loan payable to related party 2	349,980	335,860

Oracle financing	632,034	826,418

Other loans and financing	62,887	112,085

Total	$ 29,985,807	$ 13,215,601

Current	$ 10,399,574	$ 12,447,939

Non-current	$ 19,586,233	$767,662

Total	$ 29,985,807	$ 13,215,601

1
Nations advanced $5,433,688 under the factor and security agreement and was repaid $5,454,108 in the six months ended June 30, 2022 (six months ended June 30, 2021 - $4,842,450 advances and $6,020,883 repayments).

2	Loan which originally matured in January 2023 was repaid in full in August 2022.

The carrying value of loans and borrowings by entities controlled by the Company are as follows:

	December 31, 2021	December 31, 2020

Term loan	$9,275,683	$10,928,055

Nations Interbanc facility	2,639,143	1,137,360

Debenture payable to Industry Canada	26,412	76,227

Loan payable to related party 1	335,860	318,428

Oracle financing 2	826,418	427,250

Other loans and financing	112,085	264,980

Total 3	$13,215,601	$13,152,300

Current	12,447,939	3,431,251

Non-current	767,662	9,721,049

	$13,215,601	$13,152,300

1
Loan assumed as part of CSA Acquisition (Note 17(d)) which bears interest at 6% and matures in January 2023. Interest is payable annually and accrued interest is included in trade payables and accrued liabilities.

2
Financing arrangements provided by Oracle Credit Corporation (“Oracle”) bearing interest between 6.2% and 6.6%. Interest is due in quarterly installments with loans maturing in May 2023 and February 2024. During the year ended December 31, 2021, proceeds from additional funding received was $577,378 (December 31, 2020 - $495,944)

3	Note 30(b) includes the reconciliation of movements of liabilities to cash flows arising from financing activities.